AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.1%
Information Technology - 19.3%
Communications Equipment - 2.6%
Cisco Systems, Inc.	110,842	$5,984,359

IT Services - 2.7%
PayPal Holdings, Inc. (a)	17,121	1,777,845
Visa, Inc.-Class A	27,382	4,276,794

		6,054,639

Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	7,263	2,184,057
Intel Corp.	40,692	2,185,160
QUALCOMM, Inc.	15,653	892,691
Texas Instruments, Inc.	22,627	2,400,046

		7,661,954

Software - 7.2%
Adobe, Inc. (a)	8,757	2,333,653
Lyft, Inc. (a)	17,786	1,392,466
Microsoft Corp.	85,441	10,076,912
VMware, Inc.-Class A	13,548	2,445,549

		16,248,580

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	40,501	7,693,165

		43,642,697

Health Care - 14.2%
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	47,661	3,810,021
Boston Scientific Corp. (a)	79,364	3,045,990
Medtronic PLC	31,878	2,903,448

		9,759,459

Health Care Providers & Services - 2.9%
Cigna Corp.	9,783	1,573,302
Humana, Inc.	4,878	1,297,548
UnitedHealth Group, Inc.	14,700	3,634,722

		6,505,572

Pharmaceuticals - 7.0%
Elanco Animal Health, Inc. (a)	1	32
Eli Lilly & Co.	15,384	1,996,228
Johnson & Johnson	32,287	4,513,400
Merck & Co., Inc.	42,585	3,541,794
Pfizer, Inc.	65,762	2,792,912
Zoetis, Inc.	28,066	2,825,404

		15,669,770

		31,934,801

Financials - 14.1%
Banks - 8.8%
Bank of America Corp.	186,100	5,134,499

Company	Shares	U.S. $ Value
Citigroup, Inc.	48,884	$3,041,562
JPMorgan Chase & Co.	57,663	5,837,226
US Bancorp	59,820	2,882,726
Wells Fargo & Co.	62,470	3,018,550

		19,914,563

Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc.-Class B (a)	51,550	10,355,880

Insurance - 0.7%
Progressive Corp. (The)	23,026	1,659,944

		31,930,387

Communication Services - 13.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	101,245	3,175,043

Entertainment - 3.6%
Vivendi SA	134,902	3,909,469
Walt Disney Co. (The)	39,054	4,336,166

		8,245,635

Interactive Media & Services - 5.8%
Alphabet, Inc.-Class C (a)	7,336	8,607,402
Facebook, Inc.-Class A (a)	26,588	4,431,954

		13,039,356

Media - 2.0%
Comcast Corp.-Class A	92,165	3,684,757
New York Times Co. (The)-Class A	22,639	743,691

		4,428,448

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (a)	13,376	924,282

		29,812,764

Industrials - 9.6%
Aerospace & Defense - 3.7%
Boeing Co. (The)	5,065	1,931,892
Northrop Grumman Corp.	17,069	4,601,802
United Technologies Corp.	13,719	1,768,242

		8,301,936

Airlines - 1.0%
Delta Air Lines, Inc.	42,689	2,204,887

Construction & Engineering - 1.8%
Jacobs Engineering Group, Inc.	56,284	4,231,994

Industrial Conglomerates - 2.6%
Honeywell International, Inc.	37,399	5,943,449

Road & Rail - 0.5%
Norfolk Southern Corp.	5,801	1,084,149

		21,766,415

Company	Shares	U.S. $ Value
Consumer Discretionary - 7.8%
Hotels, Restaurants & Leisure - 1.4%
Royal Caribbean Cruises Ltd.	7,258	$831,912
Starbucks Corp.	31,001	2,304,615

		3,136,527

Household Durables - 0.4%
Lennar Corp.-Class A	17,157	842,237

Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	5,278	962,971
Amazon.com, Inc. (a)	3,115	5,547,036
Booking Holdings, Inc. (a)	1,093	1,907,187

		8,417,194

Specialty Retail - 2.2%
Home Depot, Inc. (The)	18,588	3,566,851
TJX Cos., Inc. (The)	23,757	1,264,110

		4,830,961

Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.-Class A (a)	12,466	293,574

		17,520,493

Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	37,618	4,633,785
EOG Resources, Inc.	24,810	2,361,416
Exxon Mobil Corp.	35,579	2,874,783
Occidental Petroleum Corp.	30,985	2,051,207
Valero Energy Corp.	21,299	1,806,794

		13,727,985

Consumer Staples - 5.0%
Food & Staples Retailing - 1.1%
Walmart, Inc.	25,090	2,447,028

Food Products - 0.9%
General Mills, Inc.	39,090	2,022,907

Household Products - 1.9%
Procter & Gamble Co. (The)	40,832	4,248,570

Personal Products - 1.1%
Estee Lauder Cos., Inc. (The)-Class A	15,342	2,539,868

		11,258,373

Utilities - 3.8%
Electric Utilities - 2.6%
NextEra Energy, Inc.	30,758	5,946,137

Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	60,515	2,570,677

		8,516,814

Company	Shares			U.S. $ Value
Materials - 1.4%
Containers & Packaging - 1.4%
Berry Global Group, Inc. (a)		58,861		$3,170,842

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Equinix, Inc.		3,167		1,435,158

Total Common Stocks (cost $164,959,533)				214,716,729

PREFERRED STOCKS - 1.1%
Information Technology - 1.1%
Software - 1.1%
Lyft, Inc.
Series G
0.00% (a)(b)(c)		25,539		1,999,448
Lyft, Inc.
Series H
0.00% (a)(b)(c)		5,253		411,257

				2,410,705

Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co., Inc. (The) Series D 0.00% (a)(b)(c)(d)		4,005		100,355

Total Preferred Stocks (cost $1,213,114)				2,511,060

INVESTMENT COMPANIES - 1.1%
Funds and Investment Trusts - 1.1%
iShares Nasdaq Biotechnology ETF (e)(f) (cost $1,950,551)		21,616		2,416,669

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (e)(g)(h) (cost $7,577,664)		7,577,664		7,577,664

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
(0.57)%, 4/01/19	EUR	8		8,436
0.37%, 4/01/19	GBP	0	*	5
0.80%, 4/01/19	CAD	5		3,863

Total Time Deposits (cost $12,900)				12,304

Total Short-Term Investments (cost $7,590,564)				7,589,968

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $175,713,762)		$227,234,426

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (e)(g)(h) (cost $55,875)	55,875	55,875

Total Investments - 100.7% (cost $175,769,637) (i)		227,290,301
Other assets less liabilities - (0.7)%		(1,500,492)

Net Assets – 100.0%		$225,789,809

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services, LLC
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	377	3/05/21	$63,865
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	56	3/05/21	7,278
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	54	3/05/21	3,417
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	19	3/05/21	2,966
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	19	3/05/21	2,301
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	31	3/05/21	2,247
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	57	3/05/21	1,646
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	18	3/05/21	1,473
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	92	3/05/21	1,449
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	36	3/05/21	1,404

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	18	3/05/21	$1,105
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	15	3/05/21	892
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	21	3/05/21	833
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	18	3/05/21	678
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	19	3/05/21	517
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	20	3/05/21	460
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	20	3/05/21	441
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	16	3/05/21	353
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	17	3/05/21	350
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	17	3/05/21	189
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	69	3/05/21	72
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	7	3/05/21	37
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	34	3/05/21	17
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	25	3/05/21	(18)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	68	3/05/21	(5,504)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	127	3/05/21	(7,973)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	100	3/05/21	(8,441)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	111	3/05/21	(9,127)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	160	3/05/21	(16,213)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	172	3/05/21	(17,748)
Blackstone Group LP	FedFundEffective Plus 0.95%	Maturity	USD	229	3/05/21	(18,963)

						$10,003

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	Represents entire or partial securities out on loan.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,996,192 and gross unrealized depreciation of investments was $(465,524), resulting in net unrealized appreciation of $51,530,668.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate

AB Cap Fund, Inc.

AB Select US Equity Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$43,642,697		$	– 0	–	$	– 0	–	$43,642,697
Health Care	31,934,801			– 0	–		– 0	–	31,934,801
Financials	31,930,387			– 0	–		– 0	–	31,930,387
Communication Services	25,903,295			3,909,469			– 0	–	29,812,764
Industrials	21,766,415			– 0	–		– 0	–	21,766,415
Consumer Discretionary	17,520,493			– 0	–		– 0	–	17,520,493
Energy	13,727,985			– 0	–		– 0	–	13,727,985
Consumer Staples	11,258,373			– 0	–		– 0	–	11,258,373
Utilities	8,516,814			– 0	–		– 0	–	8,516,814
Materials	3,170,842			– 0	–		– 0	–	3,170,842
Real Estate	1,435,158			– 0	–		– 0	–	1,435,158
Preferred Stocks	2,410,705			– 0	–		100,355		2,511,060
Investment Companies	2,416,669			– 0	–		– 0	–	2,416,669
Short-Term Investments:
Investment Companies	7,577,664			– 0	–		– 0	–	7,577,664
Time Deposits	– 0	–		12,304			– 0	–	12,304
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market	55,875			– 0	–		– 0	–	55,875

Total Investments in Securities	223,268,173			3,921,773			100,355		227,290,301
Other Financial Instruments*:
Assets
Total Return Swaps	– 0	–		93,990			– 0	–	93,990
Liabilities
Total Return Swaps	– 0	–		(83,987)			– 0	–	(83,987)

Total	$223,268,173			$3,931,776			$100,355		$227,300,304

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,480	$74,055	$72,957	$7,578	$106
Government Money Market Portfolio*	6,155	61,684	67,783	56	12

Total				$7,634	$118

*	Investment of cash collateral for securities lending transactions.